Related Party Transactions (Q3)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions
Note 14. Related Party Transactions
Related Party Promissory Notes
On June 21, 2024, the Company issued six promissory notes for an aggregate amount of $0.5 million to participating directors and an officer of the Company. The proceeds from the notes were used to pay for employee retention payments, working capital, and general corporate expenses. Each note issued bore an annual interest rate of 5.12% equal to the minimum applicable federal rate published by the Internal Revenue Service for June 2024. Each note held a maturity date of September 30, 2024 and was secured by the Company’s assets. Principal and interest payments were due by the maturity date and the notes would have become immediately due upon the occurrence of certain customary event of default, including failure to pay amounts owing when due and/or certain events involving a discontinuation of our business or certain types of proceedings involving insolvency, bankruptcy, receivership and the like. On September 12, 2024, the six promissory notes were repaid in full to the participating directors and officer of the Company.